Income Tax - Schedule of Net Deferred Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Deferred tax assets	$ 75	$ 72
Deferred tax liabilities	(472)	(286)
Net deferred liabilities	$ (397)	$ (214)